Condensed consolidating information on certain US subsidiaries - Disclosure of condensed statement of comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Condensed Financial Statements [Line Items]
Profit for the year	[1],[2]	$ 4,190	$ 9,578	$ 3,468
Currency translation differences	[1]	1,538	(3,771)	1,986
Cash flow hedges (including reclassifications)		6	(6)	425
Costs of hedging marked to market	[1]	(4)	(244)	0
Costs of hedging reclassified to the income statement	[1]	57	58	0
Costs of hedging (including reclassifications)		53	(186)
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	[1]	880	0	(120)
Available-for-sale investments	[1]	0	0	14
Cash flow hedges marked to market	[1]	(100)	(126)	197
Cash flow hedges reclassified to the income statement	[1]	106	120	116
Cash flow hedges reclassified to the balance sheet	[1]	0	0	112
Share of items relating to equity-accounted entities, net of tax	[1]	82	417	564
Income tax relating to items that may be reclassified	[1]	(70)	4	(196)
Total items that may be reclassified subsequently to profit or loss	[1]	2,489	(3,542)	2,673
Remeasurements of the net pension and other post-retirement benefit liability or asset	[1]	328	2,317	3,646
Cash flow hedges that will subsequently be transferred to the balance sheet	[1]	(3)	(37)	0
Income tax relating to items that will not be reclassified	[1]	(157)	(718)	(1,303)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	[1]	168	1,562	2,343
Other comprehensive income	[1],[2]	2,657	(1,980)	5,016
Equity-accounted other comprehensive income of subsidiaries		0	0	0
Total comprehensive income	[1],[2]	6,847	7,598	8,484
Attributable to
BP shareholders	[1]	6,674	7,444	8,353
Non-controlling interests	[1]	173	154	131
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Profit for the year		60	916	830
Currency translation differences		0	0	0
Cash flow hedges (including reclassifications)			0
Costs of hedging marked to market		0
Costs of hedging reclassified to the income statement		0
Costs of hedging (including reclassifications)			0
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets		0		0
Available-for-sale investments				0
Cash flow hedges marked to market		0		0
Cash flow hedges reclassified to the income statement		0		0
Cash flow hedges reclassified to the balance sheet				0
Share of items relating to equity-accounted entities, net of tax		0	0	0
Income tax relating to items that may be reclassified		0	0	0
Total items that may be reclassified subsequently to profit or loss		0	0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset		0	0	0
Cash flow hedges that will subsequently be transferred to the balance sheet		0	0
Income tax relating to items that will not be reclassified		0	0	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax		0	0	0
Other comprehensive income		0	0	0
Equity-accounted other comprehensive income of subsidiaries		0	0	0
Total comprehensive income		60	916	830
Attributable to
BP shareholders		60	916	830
Non-controlling interests		0	0	0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Profit for the year		4,026	9,383	3,398
Currency translation differences		200	(296)	166
Cash flow hedges (including reclassifications)			0
Costs of hedging marked to market		0
Costs of hedging reclassified to the income statement		0
Costs of hedging (including reclassifications)			0
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets		0		0
Available-for-sale investments				0
Cash flow hedges marked to market		0		0
Cash flow hedges reclassified to the income statement		0		0
Cash flow hedges reclassified to the balance sheet				0
Share of items relating to equity-accounted entities, net of tax		0	0	0
Income tax relating to items that may be reclassified		0	0	0
Total items that may be reclassified subsequently to profit or loss		200	(296)	166
Remeasurements of the net pension and other post-retirement benefit liability or asset		732	1,689	2,984
Cash flow hedges that will subsequently be transferred to the balance sheet		0	0
Income tax relating to items that will not be reclassified		(331)	(511)	(1,169)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		401	1,178	1,815
Other comprehensive income		601	882	1,981
Equity-accounted other comprehensive income of subsidiaries		2,047	(2,821)	2,983
Total comprehensive income		6,674	7,444	8,362
Attributable to
BP shareholders		6,674	7,444	8,362
Non-controlling interests		0	0	0
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Profit for the year		6,020	10,221	3,685
Currency translation differences		1,338	(3,475)	1,820
Cash flow hedges (including reclassifications)			(6)
Costs of hedging marked to market		(4)
Costs of hedging reclassified to the income statement		57
Costs of hedging (including reclassifications)			(186)
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets		880		(120)
Available-for-sale investments				14
Cash flow hedges marked to market		(100)		197
Cash flow hedges reclassified to the income statement		106		116
Cash flow hedges reclassified to the balance sheet				112
Share of items relating to equity-accounted entities, net of tax		82	417	564
Income tax relating to items that may be reclassified		(70)	4	(196)
Total items that may be reclassified subsequently to profit or loss		2,289	(3,246)	2,507
Remeasurements of the net pension and other post-retirement benefit liability or asset		(404)	628	662
Cash flow hedges that will subsequently be transferred to the balance sheet		(3)	(37)
Income tax relating to items that will not be reclassified		174	(207)	(134)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(233)	384	528
Other comprehensive income		2,056	(2,862)	3,035
Equity-accounted other comprehensive income of subsidiaries		0	0	0
Total comprehensive income		8,076	7,359	6,720
Attributable to
BP shareholders		7,903	7,205	6,589
Non-controlling interests		173	154	131
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Profit for the year		(5,916)	(10,942)	(4,445)
Currency translation differences		0	0	0
Cash flow hedges (including reclassifications)			0
Costs of hedging marked to market		0
Costs of hedging reclassified to the income statement		0
Costs of hedging (including reclassifications)			0
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets		0		0
Available-for-sale investments				0
Cash flow hedges marked to market		0		0
Cash flow hedges reclassified to the income statement		0		0
Cash flow hedges reclassified to the balance sheet				0
Share of items relating to equity-accounted entities, net of tax		0	0	0
Income tax relating to items that may be reclassified		0	0	0
Total items that may be reclassified subsequently to profit or loss		0	0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset		0	0	0
Cash flow hedges that will subsequently be transferred to the balance sheet		0	0
Income tax relating to items that will not be reclassified		0	0	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax		0	0	0
Other comprehensive income		0	0	0
Equity-accounted other comprehensive income of subsidiaries		(2,047)	2,821	(2,983)
Total comprehensive income		(7,963)	(8,121)	(7,428)
Attributable to
BP shareholders		(7,963)	(8,121)	(7,428)
Non-controlling interests		$ 0	$ 0	$ 0

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.